Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Abstract]
Property and equipment, gross	¥ 106,647		¥ 50,472
Less: Accumulated depreciation	(28,153)		(7,866)
Less: Impairment loss	(6,857)
Property and equipment, net	71,637	$ 10,290	42,606
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property and equipment, gross	68,987		8,802
Office Equipment [Member]
Property, Plant and Equipment [Abstract]
Property and equipment, gross	36,009		15,306
Software and Software Development Costs [Member]
Property, Plant and Equipment [Abstract]
Property and equipment, gross	¥ 1,651
Construction in Progress - Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property and equipment, gross			¥ 26,364